Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued compensation and benefits		$ 3,037	$ 4,864
Accrued professional fees		6,381	4,398
Accrued financing costs		0	3,380
Capital lease obligation		485	598
Accrued property and equipment		10,017	597
Accrued lab supplies		4,276	535
Accrued external research and development expenses		3,907	423
Other current liabilities		2,402	1,021
Accrued expenses and other current liabilities	$ 53,554	$ 30,505	$ 15,816